Long-Lived Asset Impairment Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 7,809	$ 6,168	$ 3,086
Intangible assets	992	479	708
Impairment of long-lived assets	8,801	6,647	3,794
U.S. Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	7,052	$ 6,168	1,911
International Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 757		$ 1,175